Annual Total Returns [BarChart] - First Trust Large Cap Value AlphaDEX Fund - First Trust Large Cap Value AlphaDEX Fund	Dec. 01, 2020
Bar Chart Table:
2010	18.55%
2011	1.32%
2012	17.25%
2013	33.92%
2014	10.87%
2015	(10.27%)
2016	23.92%
2017	18.45%
2018	(13.57%)
2019	24.87%